Supplemental consolidated statements of income information - Summary of other operating expense (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Realization of unrealized gains on land transferred by Sony Group Corporation to Sony Life Insurance Co., Ltd. in past fiscal years, in connection with the execution of the Partial Spin-off of the Financial Services business		¥ (43,899)
Gain on remeasurement of previously existing equity interest in Peanuts Holdings	[1]	(34,662)
(Gain) loss on purchase/sale of interests in subsidiaries and associates, net		1,860	¥ (18,426)	¥ (6,905)
(Gain) loss on sale, disposal or impairment of assets, net	[2]	118,690	14,265	(4,977)
Other		(7,933)	(7,061)	1,748
Total		¥ 34,056	¥ (11,222)	¥ (10,134)

[1]	For further details, refer to Note 30 (1).
[2]	The figures for the fiscal year ended March 31, 2026 mainly include impairment losses recognized on the non-financial assets of Bungie and Pixomondo. For further details, refer to Note 12.